Short-term investments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Investment Holdings [Line Items]
Trading securities, Aggregate fair value			$ 6,008,477
Cost	$ 1,635,665		5,886,444
Unrealized (loss)/gain in profit and loss	19,156		122,033
Amortized Cost	6,077,266
Total, Aggregate fair value	7,678,862
Unrealized (loss)/gain in Other comprehensive income	(53,225)
Net realized gain for trading securities	617,576	$ 496,839
Net unrealized gain for trading securities	19,156	$ (90,056)
Due between one year and five years	6,024,041
Equity Securities [Member]
Investment Holdings [Line Items]
Trading securities, Aggregate fair value	296,989		5,189,456
Cost	325,095		5,069,310
Unrealized (loss)/gain in profit and loss	(28,106)		120,146
Money Market Instrument [Member]
Investment Holdings [Line Items]
Trading securities, Aggregate fair value	1,357,832		819,021
Cost	1,310,570		817,134
Unrealized (loss)/gain in profit and loss	47,262		$ 1,887
Corporate Bonds [Member]
Investment Holdings [Line Items]
Available-for-sale securities, Aggregate fair value	6,024,041
Amortized Cost	6,077,266
Unrealized (loss)/gain in Other comprehensive income	$ (53,225)